Derivative instruments (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Derivative [Line Items]
Schedule of derivative instruments
The following table summarizes the notional amount of derivative contracts outstanding for which the Plan is a counterparty as of December 31, 2025 and 2024.

	Notional amounts(a)
December 31,	2025	2024
Interest rate contracts
Swaps	$402,884,288	$493,036,699
Futures and forwards	261,087,695	271,702,538
Written options	61,515,093	58,079,538
Purchased options	939,560	33,228,400
Total interest rate contracts	726,426,636	856,047,175
Credit derivatives	76,900,000	92,700,000
Foreign exchange contracts
Spot, futures and forwards	35,767,455	38,579,179
Total foreign exchange contracts	35,767,455	38,579,179
Equity contracts
Futures and forwards	9,367,500	27,222,580
Total equity contracts	9,367,500	27,222,580
Total derivative notional amounts	$848,461,591	$1,014,548,934
(a)Represents the sum of gross long and gross short third-party notional derivative contracts.
The following table summarizes the gross fair values of derivative receivables and payables (irrespective of any legally enforceable master netting agreements) by contract type for which the Plan is a counterparty as of December 31, 2025 and 2024, respectively.

	Gross derivative receivables(a)		Gross derivative payables
December 31,	2025	2024	2025	2024
Contract type
Interest rate	$186,527	$37,039	$384,421	$468,510
Credit	122,416	4,983	2,308	9,839
Foreign exchange	159,374	744,879	252,581	44,153
Gross fair value of derivative receivables and payables	$468,317	$786,901	$639,310	$522,502
(a) Derivative receivables are recorded on the Statement of Net Assets Available for Benefits in the Investments at fair value line.
The following table presents derivatives gains/(losses) by contract type for which the Plan is counterparty for the years ended December 31, 2025 and 2024. All amounts are recorded in net appreciation/(depreciation) in fair value of investments in the Statements of Changes in Net Assets Available for Benefits.

	Derivatives gains/(losses)
Year ended December 31,	2025	2024
Contract type
Interest rate	$6,088,320	$9,461,323
Credit	8,071	(14,545)
Foreign exchange	(1,789,123)	3,103,131
Equity	1,278,260	1,131,534
Total	$5,585,528	$13,681,443
Protection sold – credit derivatives ratings(a)/maturity profile

	Risk rating of reference entity				Total notional amount
December 31,		<1 year	1–5 years	>5 years		Fair value of receivables(b)	Fair value of payables(b)	Net Fair value
2025	Investment-grade	$1,400,000	$69,900,000	400,000	$71,700,000	$122,416	—	$122,416
	Noninvestment-grade	—	5,200,000	—	5,200,000	—	(2,308)	(2,308)
	Total	$1,400,000	$75,100,000	$400,000	$76,900,000	$122,416	$(2,308)	$120,108

2024	Investment-grade	$800,000	$89,200,000	400,000	$90,400,000	$4,983	(9,839)	$(4,856)
	Noninvestment-grade	—	2,300,000	—	2,300,000	—	—	—
	Total	$800,000	$91,500,000	$400,000	$92,700,000	$4,983	$(9,839)	$(4,856)
(a)The ratings scale is primarily based on external credit ratings as defined by S&P and Moody’s Investor Services.
(b)Amounts are shown on a gross basis, before the benefit of legally enforceable master netting agreements and cash collateral received and posted by the Plan.